Taxes on Income (Details) - Schedule of taxes on income (tax benefit) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current:
Domestic	$ 7,847	$ 7,867	$ 7,266
Foreign	6,123	1,069	1,636
Total	13,970	8,936	8,902
Deferred taxes:
Domestic	(1,124)	(1,687)	(1,001)
Foreign	(2,487)	37	(1,027)
Total	(3,611)	(1,650)	(2,028)
Taxes on income	$ 10,359	$ 7,286	$ 6,874